G. FAIR VALUE MEASUREMENT (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
FAIR VALUE MEASUREMENT TABLES
Nonaccrual loans	$ 6,903	$ 7,915